Subsequent event	12 Months Ended
Mar. 31, 2021
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Subsequent event
47.
The Indian Parliament has approved the Code on Social Security, 2020 which would impact the contributions by the company towards Provident Fund and Gratuity. The Ministry of Labour and Employment has released draft rules for the Code on Social Security, 2020 on November 13, 2020, and has invited suggestions from stakeholders which are under active consideration by the Ministry. The Company will assess the impact and its evaluation once the subject rules are notified and will give appropriate impact in its financial statements in the period in which, the Code becomes effective and the related rules to determine the financial impact are published.

48.	Subsequent event

Subsequent to March 31, 2021, Jaguar Land Rover agreed a revolving credit facility of Rs. 132,002.9 million( £1,310.00 million) which will become available when the existing facility expires in July 2022. The new facility will be available in full until March 2024.
In June 2021, TML Holdings Pte Ltd has issued USD 425 million (Rs. 31,071.8 million) Senior notes with a coupon rate of 4.350% due in 2026.
In June 2021, the Company has issued Rs. 5,000 million unsecured Non Convertible Debentures with a coupon rate of 6.60% p.a. due in 2026.